DERIVATIVE LIABILITY (Details) - USD ($)	Nov. 30, 2022	May 31, 2022
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	$ 642,417	$ 572,982
Derivative Liability	1,035,419	2,817,101
Convertible Note 1 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	40,000	40,000
Derivative Liability	73,171	40,000
Convertible Note 2 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	29,000	29,000
Derivative Liability	73,561	43,500
Convertible Note 3 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	21,500	21,500
Derivative Liability	54,537	32,250
Convertible Note 4 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	50,000	50,000
Derivative Liability	0	33,333
Convertible Note 5 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	50,000	50,000
Derivative Liability	0	33,333
Convertible Note 6 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	35,000	35,000
Derivative Liability	64,024	35,000
Convertible Note 7 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	8,506	8,506
Derivative Liability	15,559	8,506
Convertible Note 8 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	154,764	154,764
Derivative Liability	215,203	1,392,875
Convertible Note 9 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	170,212	170,212
Derivative Liability	217,468	1,176,766
Convertible Note 10 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	14,000	14,000
Derivative Liability	16,569	21,538
Convertible Note 11 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	38,880	0
Derivative Liability	218,979	0
Convertible Note 12 [Member]
Offsetting Assets [Line Items]
Derivative Liability, Notional Amount	30,555	0
Derivative Liability	$ 86,448	$ 0